Accumulated Other Comprehensive Income	12 Months Ended
Jun. 29, 2013
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income
The components of accumulated other comprehensive income are:

In millions	Cumulative Translation Adjustment	Net Unrealized Gain (Loss) on Qualifying Cash Flow Hedges/ Other	Pension/ Post- retirement Liability Adjustmnt	Accumulated Other Comprehen-sive Income (Loss)
Balance at July 3, 2010	$(106)	$(1)	$(807)	$(914)
Disposition of Household & Body Care businesses	55	—	—	55
Amortization of net actuarial loss and prior service credit	—	—	16	16
Net actuarial gain arising during the period	—	—	326	326
Pension plan curtailment	—	—	25	25
Other comprehensive income (loss) activity	270	7	(50)	227
Balance at July 2, 2011	219	6	(490)	(265)
Business dispositions	127	—	—	127
Amortization of net actuarial loss and prior service credit	—	—	(1)	(1)
Net actuarial loss arising during the period	—	—	(70)	(70)
Pension plan curtailments/ settlements	—	—	24	24
Spin-off of International Coffee and Tea business	(180)	—	343	163
Other comprehensive income (loss) activity	(150)	2	26	(122)
Balance at June 30, 2012	16	8	(168)	(144)
Business dispositions	(15)	—	—	(15)
Amortization of net actuarial loss and prior service credit	—	—	(2)	(2)
Net actuarial gain arising during the period	—	—	27	27
Pension plan curtailments/settlements	—	—	1	1
Spin-off of International Coffee and Tea business	6	—	—	6
Other comprehensive income (loss) activity	(6)	(8)	—	(14)
Balance at June 29, 2013	$1	$—	$(142)	$(141)